Share-based Payment Expense - Summary of Share-based Payment Expense, Continuing Operations (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense	[1]	$ 96	$ 83	$ 77
Performance Share Plans and Restricted Share Plan expense [member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense		93	79	73
Share option expense [member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense		$ 3	$ 4	$ 4

[1]	The total share-based payment expense in 2019 and 2018, including discontinued operations, amounted to $86 million and $79 million respectively.